Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended			36 Months Ended
	May. 11, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2016
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding		4 years 9 months 4 days	4 years 6 months 29 days
Exercisable - weighted average remaining contractual life		3 years 4 months 21 days	3 years 2 months 19 days
Options expected to vest		494,951			494,951
Intrinsic value of option exercised		$ 34,200
Intrinsic value of option outstanding		69,700			$ 69,700
Intrinsic value of option exercisable		35,200			35,200
Share-based compensation expense		33,317	$ 22,742	$ 14,220
Non-cash stock compensation expense not yet recognized		$ 61,900			$ 61,900
Unrecognized stock-based compensation expense, weighted average period (years)		2 years 18 days
Tax benefit on exercise of options		$ 1,905	2,404	1,651
Income tax expense related to stock compensation		1,500	1,500
Cash tax benefit related to stock options exercised		$ 5,600	3,900
Scenario, Forecast
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options expected to vest						336,993
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000			6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share		100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding		10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period		5 years
Shares expiration period		8 years
Cash tax benefit related to stock options exercised		$ 21,000	22,300	$ 27,000
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage		20.00%
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding		8 years
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance		1,000,000			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	4,100,000
Number of additional shares authorized for issuance	2,500,000
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 7,000	$ 4,900
Stock units vested		268,870
Stock units granted		389,542
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested		$ 300
Stock units vested		7,990	0
Stock units granted		259,110
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted					456,922
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period		2013
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted		444,851			444,851
Cumulative EPS vesting period		2017